EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust III prospectus for Pax Ellevate Global Women's Leadership Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 26, 2018 (SEC Accession No. (0001398344-18-002729).